SEEYONDSM MULTI-ASSET ALLOCATION FUND

Supplement dated August 2, 2016 to the Statutory Prospectus of the SeeyondSM Multi-Asset Allocation

Fund (the “Fund”), dated May 1, 2016, as may be revised and supplemented from time to time.

Effective immediately, Alexander J. Nary has joined the portfolio management team of the Fund.

Effective immediately, the information under the subsection “Portfolio Managers” in the section “Management” of the Fund Summary is revised to include the following:

Alexander J. Nary has served as associate portfolio manager of the Fund since August 2016.

Effective immediately, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following:

Alexander J. Nary - Mr. Nary has served as associate portfolio manager of the SeeyondSM Multi-Asset Allocation Fund since August 2016. Mr. Nary began his investment career in 2007 and joined Natixis AM US in 2016. Prior to joining Natixis AM US, Mr. Nary worked as a senior trader, first at Windhaven Investment Management, Inc. and then at F-Squared Investment Management, LLC. Most recently, Mr. Nary was Head Trader at ARS Investment Management. Mr. Nary received a B.S. in Finance and an M.B.A. from Boston College and has over 9 years of investment experience.

SEEYONDSM MULTI-ASSET ALLOCATION FUND

Supplement dated August 2, 2016 to the Statement of Additional Information of the SeeyondSM Multi-Asset

Allocation Fund (the “Fund”), dated May 1, 2016, as may be revised and supplemented from time to time.

Effective immediately, Alexander J. Nary has joined the portfolio management team of the Fund.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As of August 1, 2016, Alexander J. Nary managed other accounts in addition to managing the Fund. The following table provides information on the other accounts managed by Mr. Nary:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager (Firm)	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Alexander J. Nary (Natixis AM US)	0	$0	0	$0	1	$195.66 million	0	$0	0	$0	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of August 1, 2016, Mr. Nary did not own any shares of the Fund.